CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 83,098	$ 61,037	$ 227,208	$ 165,276
Cost of revenue (exclusive of depreciation and amortization shown separately below)	13,435	8,998	35,929	23,963
Product development	16,359	13,087	45,658	34,324
Sales, marketing and customer support	19,539	16,728	54,653	41,880
General and administrative	14,465	10,369	58,317	29,327
Depreciation and amortization	7,492	6,087	21,989	18,167
Income from operations	11,808	5,768	10,662	17,615
Interest expense	249	858	936	2,958
Other expense, net	365	481	365	359
Income before income taxes	11,194	4,429	9,361	14,298
Income tax expense (benefit)	3,270	(1,376)	8,361	1,975
Net income	$ 7,924	$ 5,805	$ 1,000	$ 12,323
Earnings per share:
Basic	$ 0.05	$ 0.04	$ 0.01	$ 0.09
Diluted	$ 0.05	$ 0.04	$ 0.01	$ 0.08
Weighted-average common stock outstanding:
Basic	158,045	139,841	144,305	139,779
Diluted	167,045	146,554	153,547	146,843
Comprehensive income:
Net income	$ 7,924	$ 5,805	$ 1,000	$ 12,323
Other comprehensive income:
Foreign currency cumulative translation adjustment	303	410	(141)	488
Total comprehensive income	$ 8,227	$ 6,215	$ 859	$ 12,811